Offerings - Offering: 1	Nov. 12, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 210,810,467.66
Amount of Registration Fee	$ 32,275.08
Offering Note	(1) Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of June 30, 2025, of $23.14. This amount is based upon the offer to purchase up to 9,110,219 common shares of beneficial interest, par value $0.01 per share, of Oaktree Strategic Credit Fund. The fee of $32,275.08 was paid in connection with the filing of the Schedule TO-I by Oaktree Strategic Credit Fund (File No. 005-93598) on August 15, 2025. (2) Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.